Transactions Accounted for as Asset Acquisition (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of detailed information about business combination [abstract]
Summary of Fair Values of Identifiable Assets and Liabilities

The fair values of the identifiable assets and liabilities as at the date of acquisition were:

Particulars	L&T Uttaranchal	ACME Fazilka Group
	(INR)	(INR)
Assets
Property, plant and equipment	9,475	12,264
Intangible assets	0	4,547
Right of use assets	128	—
Trade receivables	56	1,572
Cash and cash equivalents	488	268
Bank balances other than cash and cash equivalent	—	363
Other assets	50	23
	10,197	19,037

Liabilities
Interest-bearing loans and borrowings - long term	—	10,709
Interest-bearing loans and borrowings - short term	—	385
Trade payables	133	170
Other current financial liabilities	—	1,049
Other liabilities	6	93
	139	12,406

Total identifiable net assets at fair value	10,058	6,631